Components of net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Future minimum lease payments receivable	$ 252,616	$ 122,349
Residual value of containers on sales-type leases	9,110	11,032
Less unearned income	(44,839)	(23,185)
Net investment in direct financing and sales-type leases	216,887	110,196
Amounts due within one year	43,253	25,075
Amounts due beyond one year	173,634	85,121
Net investment in direct financing and sales-type leases	$ 216,887	$ 110,196